FEDERATED SHORT-TERM U.S. GOVERNMENT TRUST

                              Federated Investors
                           Federated Investors Tower
                      Pittsburgh, Pennsylvania 15222-3779

                                 (412) 288-1900


                               February 29, 1996



EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

   RE: FEDERATED SHORT-TERM U.S. GOVERNMENT TRUST
       1933 Act File No. 33-12322
       1940 Act File No. 811-5035



     I am hereby writing to correct the record and to withdraw the Semi-Annual Report to the Shareholders 30(b)(2) of Federated Short-Term Municipal Trust filed pursuant to Rule 30(b)(2) of the Investment Company Act of 1940(1933 Act File No. 2-72277 and 1940 Act File No. 811-3181) which were inadvertently filed, pursuant to an incorrect CIK number, for the above-referenced Fund on February 28, 1995. The record should reflect the most current filings for Federated Short-Term U.S. Government Trust are a Rule 30(b)(2) filing, which was filed on August 25, 1995, and 24(e)(2) and 24(f)(2) notices which were both filed on February 15, 1996.

     If you have any questions regarding this correspondence, please telephone Mitchell J. Wright, Compliance Analyst, at (412) 288-8220.


                                        Very truly yours,



                                        /s/ Mitchell J. Wright
                                        Mitchell J. Wright
                                        Compliance Analyst